Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Parenthetical) (Detail) - Counterparty	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
White collar jobs percentage	90.00%
Blue collar jobs percentage	10.00%
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI	0.015	0.015
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Club Vita tables Scheme membership CMI	0.0125	0.0125